EQUITY-BASED COMPENSATION - Profits interests (Details) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Nov. 25, 2020	Apr. 29, 2020	Dec. 11, 2019	Oct. 04, 2019	Apr. 30, 2019	Oct. 23, 2018	May 21, 2018	Apr. 17, 2018	Dec. 22, 2016	Sep. 11, 2015	May 18, 2015	Nov. 03, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized and Issued Profits Interests		0
Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized and Issued Profits Interests		68,000
MIP LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Participation Threshold		$ 1,597,729	$ 1,500,000	$ 1,323,174	$ 884,445	$ 756,000	$ 692,500	$ 692,500	$ 692,500	$ 692,500	$ 521,637	$ 350,000	$ 185,000	$ 133,233
Authorized and Issued Profits Interests		400	2,985	15,227	3,725	250	3,988	4,769	1,000	3,920	15,250	7,000	1,523	8,000
MIP LLC | Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized and Issued Profits Interests	68,000	68,037